6. SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2017
Segment Information
SEGMENT INFORMATION

6. SEGMENT INFORMATION

Telesat operates in a single reportable industry segment, in which it provides satellite-based services to its broadcast, enterprise and consulting customers around the world.

The Company derives revenue from the following services:

●	Broadcast — Direct-to-home television, video distribution and contribution, and occasional use services.
●	Enterprise — Telecommunication carrier and integrator, government, consumer broadband, resource, maritime and aeronautical, retail and satellite operator services.
●	Consulting and other — Consulting services related to space and earth segments, government studies, satellite control services, and research and development.

Revenue derived from the above services were as follows:

Years ended December 31,	2017	2016	2015
Broadcast	$472,751	$486,434	$492,633
Enterprise	430,343	420,138	434,555
Consulting and other	24,313	24,282	27,719
Revenue	$927,407	$930,854	$954,907

Geographic Information

Revenue by geographic regions was based on the point of origin of the revenue, which was the destination of the billing invoice, and was allocated as follows:

Years ended December 31,	2017	2016	2015
Canada	$415,575	$426,193	$431,005
United States	311,159	319,473	322,679
Europe, Middle East & Africa	80,532	64,624	84,877
Latin America & Caribbean	78,921	83,244	88,794
Asia & Australia	41,220	37,320	27,552
Revenue	$927,407	$930,854	$954,907

The Company’s satellites are in geosynchronous orbit. For disclosure purposes, the satellites, and the intangible assets have been classified based on ownership. Satellites, property and other equipment, and intangible assets by geographic regions were allocated as follows:

As at December 31,	2017	2016
Canada	$976,349	$1,152,337
Europe, Middle East & Africa	693,903	620,219
United States	118,512	139,064
All others	3,083	3,791
Satellites, property and other equipment	$1,791,847	$1,915,411

As at December 31,	2017	2016
Canada	$734,061	$744,150
United States	39,190	42,471
Latin America & Caribbean	30,510	35,736
All others	9,234	10,155
Intangible assets	$812,995	$832,512

Other long-term financial assets and other long-term assets by geographic regions were allocated as follows:

As at December 31,	2017	2016
Canada	$72,395	$25,176
Europe, Middle East & Africa	8,059	8,764
All others	3,077	1,747
Other long-term financial assets	$83,531	$35,687

As at December 31	2017	2016
Canada	$2,885	$3,372
Europe, Middle East & Africa	171	443
Other long-term assets	$3,056	$3,815

Goodwill was not allocated to geographic regions.

Major Customers

For the years ended December 31, 2017, 2016 and 2015, there were three significant customers each representing more than 10% of consolidated revenue.